UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-07742
Voyageur Mutual Funds
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant’s telephone number, including area code:  (800) 523‑1918
Date of fiscal year end:  August 31
Date of reporting period:  August 31, 2026

Item 1.	Reports to Stockholders.

Nomura Tax‑Free California Fund
(formerly, Macquarie Tax‑Free California Fund)
Class A: DVTAX
Annual shareholder report | August 31, 2026
This annual shareholder report contains important information about Nomura Tax‑Free California Fund (Fund) for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last 12 months?
(Based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$84	0.82%

[1]	Costs paid as a percentage of a $10,000 investment would have been 0.80% if distressed investment expenses were not included.
Management’s discussion of Fund performance
Performance highlights
Nomura Tax‑Free California Fund (Class A) returned 5.35% (excluding sales charge) for the 12 months ended August 31, 2026. During the same period, the Bloomberg Municipal Bond Index, the Fund’s broad-based securities market index (benchmark), returned 4.12%.
Market highlights

•
During the reporting period, monetary policy and geopolitical uncertainty impacted the municipal bond market. US Federal Reserve (Fed) cuts in 4Q25 and legislative clarity contributed to performance. However, the US‑Iran conflict and subsequent inflation concerns applied pressure to the market. Additionally, market technicals impacted performance.

•
Supply was elevated but met with strong demand as municipal mutual funds took in a near record amount in the first eight months of 2026. More importantly, the flows were evenly distributed between open-ended funds and exchange-traded funds (ETFs) in calendar year 2026.

•
Municipal bond yields rose on the front end of the curve and fell in the intermediate and long segments. For example, the MMD AAA 2‑year yield rose 33 basis points (bps) while the 20‑year yield fell 15 bps and the 30‑year yield fell 1 bp (a basis point equals one‑hundredth of a percentage point). As a result, the 2‑year/30‑year curve flattened, starting the period at 241 bps and ending the period at 207 bps.

•
The long end of the curve outperformed as did lower investment grade BBB‑rated and below-investment-grade securities during the reporting period, in part, driven by the strong fund flows into long mutual funds. For example, the Bloomberg Municipal Bond Index returned 4.12% while the long segment (22+ years) returned 6.45%; BBB‑rated and below-investment-grade securities returned 6.08% and 6.66%, respectively. Conversely, the front end of the curve detracted from performance for the period with the Bloomberg Municipal Bond Index’s 1‑year (1‑2 years) segment only up 2.36%.

Top contributors to performance:

•	An overweight to the long end of the curve contributed to performance.
•	An overweight to BBB‑rated securities contributed for the period.

TSAR-DVTAX-1026	1

Top detractors from performance:

•	A modest out‑of‑benchmark allocation to the front end of the curve (0‑1 years) was a drag on performance as this part of the curve lagged the overall market.
•	The Fund’s allocation to the Industrial Development Revenue (IDR)/Pollution Control Revenue (PCR) sector was a detractor, underperforming the benchmark’s IDR/PCR return of 3.03%.
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period August 31, 2016, through August 31, 2026

Average annual total returns (as of August 31, 2026)	1 year	5 year	10 year

Nomura Tax‑Free California Fund (Class A) – including sales charge	0.64%	-0.88%	1.33%

Nomura Tax‑Free California Fund (Class A) – excluding sales charge	5.35%	0.04%	1.79%

Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of August 31, 2026)

Fund net assets	$261,616,481

Total number of portfolio holdings*	196

Total net advisory fees paid (during reporting period)	$1,062,148

Portfolio turnover rate	27%
* Excludes cash and cash equivalents.

2	TSAR-DVTAX-1026

Fund holdings (as of August 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Sector allocation		State and territory allocation

Education Revenue Bonds	23.32%	California	83.33%
Transportation Revenue Bonds	15.88%	Puerto Rico	14.39%
Healthcare Revenue Bonds	13.37%	New Hampshire	0.70%
Industrial Development		Guam	0.39%
Revenue/Pollution Control		US Virgin Islands	0.20%

Revenue Bonds	13.00%
Special Tax Revenue Bonds	10.48%
State General Obligation Bonds	6.77%
Electric Revenue Bonds	6.04%
Housing Revenue Bonds	3.04%
Lease Revenue Bonds	2.88%
Water & Sewer Revenue Bonds	2.34%

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Tax‑Free California Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523‑1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.

For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5957807)

TSAR-DVTAX-1026	3

Nomura Tax‑Free California Fund
(formerly, Macquarie Tax‑Free California Fund)
Class C: DVFTX
Annual shareholder report | August 31, 2026
This annual shareholder report contains important information about Nomura Tax‑Free California Fund (Fund) for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last 12 months?
(Based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$161	1.57%

[1]	Costs paid as a percentage of a $10,000 investment would have been 1.55% if distressed investment expenses were not included.
Management’s discussion of Fund performance
Performance highlights
Nomura Tax‑Free California Fund (Class C) returned 4.56% (excluding sales charge) for the 12 months ended August 31, 2026. During the same period, the Bloomberg Municipal Bond Index, the Fund’s broad-based securities market index (benchmark), returned 4.12%.
Market highlights

•
During the reporting period, monetary policy and geopolitical uncertainty impacted the municipal bond market. US Federal Reserve (Fed) cuts in 4Q25 and legislative clarity contributed to performance. However, the US‑Iran conflict and subsequent inflation concerns applied pressure to the market. Additionally, market technicals impacted performance.

•
Supply was elevated but met with strong demand as municipal mutual funds took in a near record amount in the first eight months of 2026. More importantly, the flows were evenly distributed between open-ended funds and exchange-traded funds (ETFs) in calendar year 2026.

•
Municipal bond yields rose on the front end of the curve and fell in the intermediate and long segments. For example, the MMD AAA 2‑year yield rose 33 basis points (bps) while the 20‑year yield fell 15 bps and the 30‑year yield fell 1 bp (a basis point equals one‑hundredth of a percentage point). As a result, the 2‑year/30‑year curve flattened, starting the period at 241 bps and ending the period at 207 bps.

•
The long end of the curve outperformed as did lower investment grade BBB‑rated and below-investment-grade securities during the reporting period, in part, driven by the strong fund flows into long mutual funds. For example, the Bloomberg Municipal Bond Index returned 4.12% while the long segment (22+ years) returned 6.45%; BBB‑rated and below-investment-grade securities returned 6.08% and 6.66%, respectively. Conversely, the front end of the curve detracted from performance for the period with the Bloomberg Municipal Bond Index’s 1‑year (1‑2 years) segment only up 2.36%.

Top contributors to performance:

•	An overweight to the long end of the curve contributed to performance.

•	An overweight to BBB‑rated securities contributed for the period.

TSAR-DVFTX-1026	1

Top detractors from performance:

•	A modest out‑of‑benchmark allocation to the front end of the curve (0‑1 years) was a drag on performance as this part of the curve lagged the overall market.

•	The Fund’s allocation to the Industrial Development Revenue (IDR)/Pollution Control Revenue (PCR) sector was a detractor, underperforming the benchmark’s IDR/PCR return of 3.03%.
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2016, through August 31, 2026

Average annual total returns (as of August 31, 2026)	1 year	5 year	10 year

Nomura Tax‑Free California Fund (Class C) – including sales charge	3.56%	-0.70%	1.03%

Nomura Tax‑Free California Fund (Class C) – excluding sales charge	4.56%	-0.70%	1.03%

Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of August 31, 2026)

Fund net assets	$261,616,481

Total number of portfolio holdings*	196

Total net advisory fees paid (during reporting period)	$1,062,148

Portfolio turnover rate	27%
* Excludes cash and cash equivalents.

2	TSAR-DVFTX-1026

Fund holdings (as of August 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Sector allocation		State and territory allocation
Education Revenue Bonds	23.32%	California	83.33%
Transportation Revenue Bonds	15.88%	Puerto Rico	14.39%
Healthcare Revenue Bonds	13.37%	New Hampshire	0.70%
Industrial Development		Guam	0.39%
Revenue/Pollution Control		US Virgin Islands	0.20%

Revenue Bonds	13.00%
Special Tax Revenue Bonds	10.48%
State General Obligation Bonds	6.77%
Electric Revenue Bonds	6.04%
Housing Revenue Bonds	3.04%
Lease Revenue Bonds	2.88%
Water & Sewer Revenue Bonds	2.34%

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Tax‑Free California Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523‑1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.

For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.

(5957807)

TSAR-DVFTX-1026	3

Nomura Tax‑Free California Fund
(formerly, Macquarie Tax‑Free California Fund)
Institutional Class: DCTIX
Annual shareholder report | August 31, 2026
This annual shareholder report contains important information about Nomura Tax‑Free California Fund (Fund) for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last 12 months?
(Based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$59	0.57%

[1]	Costs paid as a percentage of a $10,000 investment would have been 0.55% if distressed investment expenses were not included.
Management’s discussion of Fund performance
Performance highlights
Nomura Tax‑Free California Fund (Institutional Class) returned 5.61% (excluding sales charge) for the 12 months ended August 31, 2026. During the same period, the Bloomberg Municipal Bond Index, the Fund’s broad-based securities market index (benchmark), returned 4.12%.
Market highlights

•
During the reporting period, monetary policy and geopolitical uncertainty impacted the municipal bond market. US Federal Reserve (Fed) cuts in 4Q25 and legislative clarity contributed to performance. However, the US‑Iran conflict and subsequent inflation concerns applied pressure to the market. Additionally, market technicals impacted performance.

•
Supply was elevated but met with strong demand as municipal mutual funds took in a near record amount in the first eight months of 2026. More importantly, the flows were evenly distributed between open-ended funds and exchange-traded funds (ETFs) in calendar year 2026.

•
Municipal bond yields rose on the front end of the curve and fell in the intermediate and long segments. For example, the MMD AAA 2‑year yield rose 33 basis points (bps) while the 20‑year yield fell 15 bps and the 30‑year yield fell 1 bp (a basis point equals one‑hundredth of a percentage point). As a result, the 2‑year/30‑year curve flattened, starting the period at 241 bps and ending the period at 207 bps.

•
The long end of the curve outperformed as did lower investment grade BBB‑rated and below-investment-grade securities during the reporting period, in part, driven by the strong fund flows into long mutual funds. For example, the Bloomberg Municipal Bond Index returned 4.12% while the long segment (22+ years) returned 6.45%; BBB‑rated and below-investment-grade securities returned 6.08% and 6.66%, respectively. Conversely, the front end of the curve detracted from performance for the period with the Bloomberg Municipal Bond Index’s 1‑year (1‑2 years) segment only up 2.36%.

Top contributors to performance:

•	An overweight to the long end of the curve contributed to performance.
•	An overweight to BBB‑rated securities contributed for the period.

TSAR-DCTIX-1026	1

Top detractors from performance:

•	A modest out‑of‑benchmark allocation to the front end of the curve (0‑1 years) was a drag on performance as this part of the curve lagged the overall market.
•	The Fund’s allocation to the Industrial Development Revenue (IDR)/Pollution Control Revenue (PCR) sector was a detractor, underperforming the benchmark’s IDR/PCR return of 3.03%.
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2016, through August 31, 2026

Average annual total returns (as of August 31, 2026)	1 year	5 year	10 year

Nomura Tax‑Free California Fund (Institutional Class) – including sales charge	5.61%	0.29%	2.04%

Nomura Tax‑Free California Fund (Institutional Class) – excluding sales charge	5.61%	0.29%	2.04%

Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of August 31, 2026)

Fund net assets	$261,616,481

Total number of portfolio holdings*	196

Total net advisory fees paid (during reporting period)	$1,062,148

Portfolio turnover rate	27%
* Excludes cash and cash equivalents.

2	TSAR-DCTIX-1026

Fund holdings (as of August 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Sector allocation		State and territory allocation
Education Revenue Bonds	23.32%	California	83.33%
Transportation Revenue Bonds	15.88%	Puerto Rico	14.39%
Healthcare Revenue Bonds	13.37%	New Hampshire	0.70%
Industrial Development		Guam	0.39%
Revenue/Pollution Control		US Virgin Islands	0.20%
Revenue Bonds	13.00%
Special Tax Revenue Bonds	10.48%
State General Obligation Bonds	6.77%
Electric Revenue Bonds	6.04%
Housing Revenue Bonds	3.04%
Lease Revenue Bonds	2.88%
Water & Sewer Revenue Bonds	2.34%

Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Tax‑Free California Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 30, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On May 20, 2026, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through May 20, 2026.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523‑1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.

For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.

(5957807)

TSAR-DCTIX-1026	3

(b)	Not applicable.

Item 2. Code of Ethics.

(a)

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Nomura Funds Internet Web site at https://global.nomuraassetmanagement.com/about/business-ethics. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a.  An understanding of generally accepted accounting principles and financial statements;

b.  The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c.  Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d.  An understanding of internal controls and procedures for financial reporting; and

e.  An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a.  Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b.  Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c.  Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d.  Other relevant experience.

The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not, other than in his or her capacity as a member of the Board of Trustees or any committee thereof, (i) accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Joseph W. Chow

Frances Sevilla-Sacasa, Chair

Christianna Wood

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $290,000 for 2026 and $282,775 for 2025.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2026 and $1,627,131 for 2025.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $72,000 for 2026 and $30,290 for 2025.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2026 and $0 for 2025.

(e)(1)

The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Nomura Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $50,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other

documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2026 and $16,391,075 for 2025.

(h)

The audit committee of the registrant’s board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Fixed income mutual fund
Nomura Tax-Free California Fund
(formerly, Macquarie Tax-Free California Fund)
Financial statements and other information
For the year ended August 31, 2026

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at nomuraassetmanagement.com/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at nomuraassetmanagement.com/proxy; and (ii) on the SEC’s website at sec.gov.

Schedule of investments
Nomura Tax-Free California Fund	August 31, 2026
	Principal amount°	Value (US $)
Municipal Bonds — 99.01%
Education Revenue Bonds — 23.32%
Anaheim, California Housing & Public Improvements Authority Revenue
(Electric Utility Distribution System Improvements) Series A 5.50% 10/1/55	1,000,000	$ 1,037,700
California Community College Financing Authority Student Housing Revenue
(Napa Valley College Project) Series A 144A 5.75% 7/1/60 #	1,500,000	1,005,675
California Educational Facilities Authority Revenue
(Stanford University)
Series U-7 5.00% 6/1/46	2,045,000	2,290,523
Series V-1 5.00% 5/1/49	3,500,000	3,848,950
Series V-2 2.25% 4/1/51	830,000	529,473
Series V-2 5.00% 4/1/51	500,000	547,245

(University of Southern California) Series A 5.00% 10/1/55	2,675,000	2,782,187
California Enterprise Development Authority Revenue
(Curtis School Foundation Project) 4.00% 6/1/53	1,000,000	883,870
(Heights Christian Schools Project) Series A 144A 6.375% 6/1/63 #	1,300,000	1,217,034
(Real Journey Academies – Obligated Group) Series A 144A 5.00% 6/1/64 #	1,000,000	911,700
California Infrastructure & Economic Development Bank Revenue
144A 5.25% 7/1/64 #	1,000,000	899,000
(UCSF Clinical and Life Science) 5.25% 5/15/59	2,000,000	2,087,660
California Municipal Finance Authority Revenue
(Ascent 613 Project) Series A 144A 5.50% 1/1/60 #	1,000,000	990,650
(California Baptist University)
Series A 144A 5.375% 11/1/45 #	775,000	784,215
Series A 144A 5.625% 11/1/54 #	500,000	499,025

(CHF - Davis I, LLC - West Village Student Housing Project) 4.00% 5/15/48 (BAM)	300,000	267,168
(Emerson College) Series B 5.00% 1/1/33	1,040,000	1,052,023
(Julian Charter School Project) Series A 144A 5.625% 3/1/45 #	850,000	762,280

Schedule of investments
Nomura Tax-Free California Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Municipal Finance Authority Revenue
(Palmdale Aerospace Academy Project)
Series A 144A 5.00% 7/1/46 #	670,000	$ 631,823
Series A 144A 5.00% 7/1/49 #	300,000	276,636

(The Creative Center of Los Altos Project - Pinewood School and Oakwood School) Series B 144A 4.50% 11/1/46 #	500,000	463,085
(Westside Neighborhood School Project) 144A 6.20% 6/15/54 #	1,650,000	1,709,499
California School Finance Authority Revenue
Series A 144A 6.00% 6/1/63 #	500,000	476,420
(Aspire Public Schools - Obligated Group)
144A 5.00% 8/1/41 #	225,000	217,215
Series A 144A 5.00% 8/1/45 #	715,000	676,433

(Camino Nuevo Charter Academy - Obligated Group) Series A 144A 5.25% 6/1/53 #	1,000,000	946,080
(Classical Academies Project) Series A 144A 5.00% 10/1/50 #	250,000	229,088
(Envision Education - Obligated Group) Series A 144A 5.00% 6/1/64 #	1,000,000	818,100
(Escuela Popular Project) 144A 6.50% 7/1/50 #	515,000	450,810
(Fortune School of Education - Obligated Group) Series A 144A 5.125% 6/1/64 #	1,500,000	1,163,010
(Granada Hills Charter School - Obligated Group)
144A 5.00% 7/1/49 #	1,250,000	1,162,075
Series A 144A 5.00% 7/1/64 #	1,800,000	1,569,942
(Green Dot Public Schools California Projects)
Series A 144A 5.00% 8/1/35 #	925,000	925,046
Series A 144A 5.00% 8/1/48 #	1,050,000	974,967
(Grimmway Schools - Obligated Group)
Series A 144A 5.00% 7/1/36 #	500,000	500,105
Series A 144A 5.25% 7/1/51 #	840,000	811,238

(Harbor Springs - Obligated Group) Series A 144A 5.625% 7/1/63 #	700,000	700,336
(Hawking Steam Charter School Project) Series A 144A 5.50% 7/1/62 #	775,000	764,026
(ICEF - View Park Elementary & Middle Schools) Series A 5.625% 10/1/34	470,000	470,061
(Integrity Charter School Project) 144A 5.60% 7/1/64 #	1,500,000	1,327,455

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority Revenue

(John Adams Academies - Obligated Group) Series A 144A 5.00% 7/1/52 #	1,000,000	$ 895,690
(Magnolia Public Schools - Obligated Group) Series A 144A 5.00% 7/1/55 #	2,700,000	2,506,356
(Partnerships To Uplift Communities Project)
144A 5.25% 8/1/38 #	500,000	483,155
144A 5.50% 8/1/47 #	525,000	488,775
(Stem Preparatory Schools - Obligated Group)
Series A 144A 5.00% 6/1/43 #	280,000	268,204
Series A 144A 5.125% 6/1/53 #	800,000	741,064
Series A 144A 5.375% 5/1/63 #	1,000,000	939,760

(Sycamore Creek Community Charter School Project) Series A 144A 6.75% 6/1/64 #	500,000	448,395
California State University Systemwide Revenue
Series A 3.00% 11/1/52	5,000,000	3,549,150
Series A 5.00% 11/1/57	1,000,000	1,037,780
Series A 5.25% 11/1/50	1,000,000	1,066,690
Series A 5.25% 11/1/56	2,000,000	2,114,380
Regents of the University of California General Revenue
Series BS 5.00% 5/15/44	2,000,000	2,107,320
Series CC 5.00% 5/15/47	2,500,000	2,627,025
Series CC 5.00% 5/15/53	2,000,000	2,082,600
		61,016,172
Electric Revenue Bonds — 6.04%
Los Angeles, California Department of Water & Power Revenue
Series A 5.00% 7/1/50	3,500,000	3,547,670
Series D 5.00% 7/1/52	2,000,000	2,022,860

(Power System) Series C 5.00% 7/1/44	2,300,000	2,365,619
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/29 ‡	500,000	370,625
Series A 5.00% 7/1/42 ‡	350,000	259,437
Series A 5.05% 7/1/42 ‡	70,000	51,888
Series A 6.75% 7/1/36 ‡	185,000	139,213
Series AAA 5.25% 7/1/25 ‡	40,000	29,600
Series CCC 5.25% 7/1/27 ‡	325,000	240,906
Series TT 5.00% 7/1/32 ‡	340,000	252,025
Series TT 5.00% 7/1/37 ‡	1,165,000	863,556
Series WW 5.00% 7/1/28 ‡	470,000	348,387

Schedule of investments
Nomura Tax-Free California Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series WW 5.25% 7/1/33 ‡	335,000	$ 248,319
Series WW 5.50% 7/1/38 ‡	730,000	541,112
Series XX 4.75% 7/1/26 ‡	45,000	33,300
Series XX 5.25% 7/1/40 ‡	230,000	170,487
Series XX 5.75% 7/1/36 ‡	150,000	111,188
Series ZZ 4.75% 7/1/27 ‡	35,000	25,944
Series ZZ 5.25% 7/1/24 ‡	55,000	40,700
Southern California Public Power Authority Revenue
(Southern Transmission System Renewal Project)
Series 1 5.00% 7/1/53	1,000,000	1,009,730
Series 1 5.25% 7/1/45 (BAM)	1,000,000	1,056,310
Series 1 5.25% 7/1/53	2,000,000	2,074,160
		15,803,036
Healthcare Revenue Bonds — 13.37%
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Health System)
Series A 3.00% 8/15/51	2,500,000	1,772,250
Series A 3.00% 8/15/51 (BAM)	1,910,000	1,386,526
(CommonSpirit Health)
Series A 4.00% 4/1/45	2,280,000	2,090,190
Series A 4.00% 4/1/49	4,800,000	4,301,616

(Episcopal Communities & Services) Series B 5.25% 11/15/53	1,400,000	1,407,196
(Kaiser Permanente) Subseries A-2 5.00% 11/1/47	1,000,000	1,068,670
(Lucile Salter Packard Children’s Hospital at Stanford) Series A 5.00% 8/15/46	1,750,000	1,863,908
California Infrastructure & Economic Development Bank Revenue
(Adventist Health Energy Projects) Series A 5.25% 7/1/54	3,850,000	3,855,467
California Municipal Finance Authority Revenue
(Community Medical Centers) Series A 5.00% 2/1/47	950,000	936,976
(Goodwill Industry of Sacramento Valley & Northern Nevada Project) 5.00% 1/1/35	635,000	556,495
(Mt. San Antonio Gardens Project) Series A 4.00% 11/15/56	325,000	260,380
(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	482,420

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Municipal Finance Authority Revenue
(Palomar Health Certificates) Series A 5.25% 11/1/52 (AG)	500,000	$ 490,990
(SAC Health System) 6.00% 9/1/56	1,000,000	1,086,850
California Public Finance Authority Senior Living Revenue
(Enso Village Project - Green Bonds)
Series A 144A 5.00% 11/15/46 #	500,000	469,540
Series A 144A 5.00% 11/15/56 #	1,640,000	1,443,036
California Statewide Communities Development Authority Revenue
(Emanate Health) Series A 4.00% 4/1/45	500,000	457,790
(Enloe Medical Center) Series A 5.25% 8/15/52 (AG)	2,000,000	2,002,120
(Front Porch Communities and Services) 4.00% 4/1/51	1,000,000	828,600
(HR Ontario Hotel Project) Series A 5.00% 4/1/56	2,750,000	2,733,032
(John Muir Health) Series A 5.25% 12/1/54	3,265,000	3,377,512
(Marin General Hospital - Green Bonds) Series A 4.00% 8/1/45	500,000	444,305
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo - Obligated Group)
5.00% 7/1/30	445,000	464,593
5.00% 7/1/32	900,000	938,952
Washington Township, California Health Care District Revenue
Series A 3.75% 7/1/31	255,000	250,882
		34,970,296
Housing Revenue Bonds — 3.04%
California CSCDA Community Improvement Authority Essential Housing Revenue
(Jefferson - Anaheim) Series A-2 144A 3.125% 8/1/56 #	1,500,000	1,082,355
(Pasadena Portfolio) Series A-2 144A 3.00% 12/1/56 #	2,010,000	1,374,136

Schedule of investments
Nomura Tax-Free California Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
California Municipal Finance Authority Revenue
(Witmer Manor) Series A 4.875% 11/1/43 (FNMA)	1,000,000	$ 1,002,460
Independent Cities, California Finance Authority Mobile Home Park Revenue
(Pillar Ridge)
Series A 5.25% 5/15/44	1,000,000	1,000,350
Series A 5.25% 5/15/49	850,000	850,161
Los Angeles, California Housing Authority Revenue
(Union Portfolio Project) Series A 3.25% 6/1/35	250,000	237,478
New Hampshire Business Finance Authority Revenue
(Social Certificates) Series 4 3.923% 7/20/39 •	1,970,384	1,836,812
Santa Clara County, California Multifamily Housing Authority Revenue
(RiverTown Apartments Project) Series A 5.85% 8/1/31 (AMT)	575,000	576,248
		7,960,000
Industrial Development Revenue/Pollution Control Revenue Bonds — 13.00%
California Community Choice Financing Authority Revenue
(Clean Energy Project)
5.00% 5/1/54 •	2,500,000	2,619,850
Series A-1 5.00% 12/1/53 •	1,500,000	1,551,090
Series A-1 5.00% 4/1/56 •	2,500,000	2,632,000
Series B 5.00% 1/1/55 •	2,000,000	2,032,220
Series B 5.00% 3/1/56 •	3,000,000	3,165,510
Series C 5.25% 1/1/54 •	3,000,000	3,148,710
Series D 5.50% 5/1/54 •	2,000,000	2,079,220

(Green Bonds) Series E 5.00% 2/1/55 •	2,500,000	2,620,200
California County Tobacco Securitization Agency Settlement Revenue
(Capital Appreciation - Stanislaus County Tobacco Funding Corporation) Series D 9.019% 6/1/55 ^	1,000,000	72,280
California Infrastructure & Economic Development Bank Revenue
(Brightline West Passenger Rail Project) Series B 144A 12.00% 1/1/65 (AMT) #, •	2,625,000	1,666,875

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control Revenue Bonds (continued)
California M-S-R Energy Authority Revenue
Series C 6.50% 11/1/39	1,905,000	$ 2,234,508
Series C 7.00% 11/1/34	300,000	353,043
California Pollution Control Financing Authority Revenue
(Calplant I Project) 144A 8.00% 7/1/39 (AMT) #, ‡	300,000	3,375
(Poseidon Resources (ChannelSide) LP Desalination Project) 144A 5.00% 11/21/45 (AMT) #	940,000	940,244
California Statewide Communities Development Authority Revenue
(HR Ontario Hotel Project) Series A 144A 6.25% 9/2/61 #	400,000	406,496
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 8.21% 5/15/57 ^	47,000,000	1,798,690
Golden State, California Tobacco Securitization Settlement Revenue
(Capital Appreciation) Subordinate Series B-2 5.267% 6/1/66 ^	14,175,000	1,326,071
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation Turbo Asset-Backed)
Series E 144A 0.935% 6/1/57 #, ^	8,500,000	543,320
Series F 144A 1.437% 6/1/57 #, ^	30,440,000	1,523,522
Long Beach, California Bond Finance Authority Natural Gas Purchase Revenue
Series A 5.50% 11/15/37	165,000	181,898
Southern California Public Power Authority Revenue
(Natural Gas Project) Series A 5.00% 11/1/33	295,000	308,089
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation - Second Subordinate Lien) Series C 7.028% 6/1/46 ^	16,770,000	2,230,410
(Capital Appreciation - Third Subordinate Lien) Series D 7.487% 6/1/46 ^	5,270,000	583,284
		34,020,905
Lease Revenue Bonds — 2.88%
California State Public Works Board Revenue
Series E 3.00% 10/1/36 (AG)	1,525,000	1,382,306

Schedule of investments
Nomura Tax-Free California Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
California State Public Works Board Revenue
(May Lee State Office Complex) Series A 5.00% 4/1/49	2,500,000	$ 2,586,550
(Various Capital Projects) Series C 5.00% 11/1/50	1,000,000	1,038,010
Irvine, California Facilities Financing Authority Revenue
(Gateway Preserve Land Acquisition Project) 4.25% 5/1/53	1,000,000	944,690
Los Angeles, California Municipal Improvement Revenue
(Los Angeles Convention Center) Series A 5.50% 5/1/55	1,500,000	1,578,600
		7,530,156
Local General Obligation Bonds — 1.71%
Alameda, California Oakland Unified School District
Series A 5.25% 8/1/48 (AG)	1,500,000	1,565,985
Bass Lake, California Joint Union Elementary School District Election of 2006
4.40% 8/1/45 (AG) ^	2,025,000	844,547
Los Angeles County, California Community College District
5.00% 8/1/42	1,000,000	1,128,630
Palomar Health, California
Series B 4.00% 8/1/37	1,000,000	926,200
		4,465,362
Pre-Refunded Bonds — 0.18%
California Health Facilities Financing Authority Revenue
(CommonSpirit Health) Series A 4.00% 4/1/49-30 §	55,000	57,433
California School Finance Authority Revenue
(Escuela Popular Project) 144A 6.50% 7/1/50-27 #, §	160,000	164,642
San Francisco City & County, California Airport Commission Revenue
(San Francisco International Airport)
Series A 4.00% 5/1/49-29 (AMT) §	20,000	20,166
Series E 4.00% 5/1/50-29 (AMT) §	215,000	216,784
		459,025
Special Tax Revenue Bonds — 10.48%
Commonwealth of Puerto Rico Revenue
3.197% 11/1/43 •	4,120,620	2,941,092

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
GDB Debt Recovery Authority of Puerto Rico Revenue
7.50% 8/20/40	3,922,513	$ 3,870,112
Jurupa Valley, California Community Facilities District No. 36 Revenue
(Eastvale Area) Series A 4.125% 9/1/42	200,000	181,152
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/32	500,000	525,665
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 0.674% 7/1/51 ^	2,673,000	700,540
Series A-1 4.75% 7/1/53	3,727,000	3,526,785
Series A-1 5.00% 7/1/58	5,995,000	5,818,028
Series A-1 5.739% 7/1/46 ^	23,029,000	8,289,058
Series A-2 4.329% 7/1/40	1,595,000	1,561,202
		27,413,634
State General Obligation Bonds — 6.77%
California State
(Various Purpose) 5.25% 8/1/44	2,500,000	2,686,075
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/41	1,257,743	1,168,204
Series A-1 4.00% 7/1/46	3,154,636	2,802,800
State of California
(Various Purpose)
3.00% 3/1/46	250,000	194,070
3.00% 12/1/46	1,000,000	772,190
4.125% 3/1/45	1,000,000	977,760
5.00% 9/1/39	2,350,000	2,526,062
5.00% 11/1/52	1,000,000	1,035,280
5.00% 10/1/56	2,000,000	2,068,980
5.25% 8/1/55	1,000,000	1,056,940
5.50% 8/1/49	2,250,000	2,434,725
		17,723,086
Transportation Revenue Bonds — 15.88%
California Municipal Finance Authority Revenue
(LINXS APM Project) Series A 4.00% 12/31/47 (AMT)	1,750,000	1,529,605

Schedule of investments
Nomura Tax-Free California Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
California Municipal Finance Authority Revenue
(SFMTA Potrero Yard Modernization Project)
Series A 5.00% 9/1/60	1,000,000	$ 1,009,690
Series A 5.50% 9/1/60	1,000,000	1,055,130
City of Los Angeles, California Department of Airports Revenue
Series A 5.00% 5/15/33 (AMT)	1,545,000	1,644,452
Series D 5.25% 5/15/51	2,000,000	2,098,260
Series E 5.25% 5/15/55	2,500,000	2,608,350
Series F 4.00% 5/15/49 (AMT)	1,250,000	1,094,275
Series H 4.00% 5/15/47 (AMT)	1,500,000	1,339,305

(Green Bonds) Series A 5.50% 5/15/56 (AMT)	2,500,000	2,606,425
(Sustainable Bonds) Series A 5.50% 5/15/55 (AMT)	3,000,000	3,120,000
County of Sacramento, California Airport System Revenue
5.25% 7/1/54	1,285,000	1,339,651
Los Angeles County, California Metropolitan Transportation Authority Revenue
(I-105 ExpressLanes Project)
Series A 5.00% 6/1/46	500,000	514,885
Series A 5.50% 6/1/51	1,000,000	1,057,170
Riverside County, California Transportation Commission Revenue
(RCTC 91 Express Lanes) Series B-1 3.00% 6/1/49	2,735,000	2,084,234
San Diego County, California Regional Airport Authority Revenue
Series B 5.00% 7/1/37 (AMT)	1,000,000	1,009,790
(Private Activity)
Series B 5.00% 7/1/46 (AMT)	1,500,000	1,519,395
Series B 5.50% 7/1/55 (AMT)	2,575,000	2,681,116
Subordinate Series B 4.00% 7/1/56 (AMT)	1,000,000	837,450
San Francisco City & County, California Airport Commission Revenue
(San Francisco International Airport)
Series A 4.00% 5/1/49 (AMT)	1,755,000	1,536,572
Series A 5.25% 5/1/44 (AMT)	1,500,000	1,577,400
Series A 5.25% 5/1/45 (AMT)	1,000,000	1,058,960
Series A 5.25% 5/1/55 (AMT)	2,440,000	2,498,121
Series A 5.50% 5/1/56 (AMT)	1,000,000	1,046,360

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
San Francisco City & County, California Airport Commission Revenue
(San Francisco International Airport)
Series B 5.00% 5/1/56	1,000,000	$ 1,033,910
Series D 5.50% 5/1/55 (AMT)	3,500,000	3,652,075
		41,552,581
Water & Sewer Revenue Bonds — 2.34%
California Pollution Control Financing Authority Water Furnishing Revenue Refunding Bonds
(San Diego County Water Authority Desalination Project Pipeline) 144A 5.00% 11/21/45 #	1,400,000	1,417,486
City of San Francisco, California Public Utilities Commission Water Revenue
(Hetch Hetchy Water) Series E 5.25% 11/1/55	3,500,000	3,684,905
Guam Government Waterworks Authority Revenue
Series A 5.00% 1/1/46	1,000,000	1,006,630
		6,109,021
Total Municipal Bonds (cost $266,438,052)		259,023,274
	Number of shares
Warrants — 0.01%
BL Train Holdings West =, †	21,024	42,048
Total Warrants (cost $3)		42,048

Schedule of investments
Nomura Tax-Free California Fund
	Principal amount°	Value (US $)
Short-Term Investments — 0.92%
Variable Rate Demand Note — 0.92%
San Francisco, California Bay Area Toll Authority Revenue
(Variable Rate Bonds) Series D 2.35% 4/1/59 (LOC - TD Bank, N.A.)¤	2,400,000	$ 2,400,000
Total Short-Term Investments (cost $2,400,000)		2,400,000
Total Value of Securities—99.94% (cost $268,838,055)		261,465,322

Receivables and Other Assets Net of Liabilities—0.06%		151,159
Net Assets Applicable to 24,698,186 Shares Outstanding—100.00%		$261,616,481
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2026, the aggregate value of Rule 144A securities was $41,669,394, which represents 15.93% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
‡	Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 9 in “Notes to financial statements.”
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
†	Non-income producing security.

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2026.
Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
CHF – Collegiate Housing Foundation
CSCDA – California Statewide Communities Development Authority
FNMA – Federal National Mortgage Association
ICEF – Inner City Education Foundation
LLC – Limited Liability Company
LOC – Letter of Credit
N.A. – National Association
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Nomura Tax-Free California Fund	August 31, 2026
Assets:
Investments, at value*	$261,465,322
Cash	1,892,127
Interest receivable	3,100,267
Receivable for fund shares sold	182,650
Prepaid expenses	24,307
Other assets	958
Total Assets	266,665,631
Liabilities:
Payable for securities purchased	4,191,120
Payable for fund shares redeemed	532,688
Other accrued expenses	108,265
Investment management fees payable to affiliates	98,971
Distribution payable	95,704
Distribution fees payable to affiliates	18,971
Dividend disbursing and transfer agent fees and expenses payable to affiliates	1,588
Accounting and administration expenses payable to affiliates	1,392
Legal fees payable to affiliates	451
Total Liabilities	5,049,150
Total Net Assets	$261,616,481

Net Assets Consist of:
Paid-in capital	$284,357,949
Total distributable earnings (loss)	(22,741,468)
Total Net Assets	$261,616,481

Net Asset Value

Class A:
Net assets	$83,742,463
Shares of beneficial interest outstanding, unlimited authorization, no par	7,906,521
Net asset value per share	$10.59
Sales charge	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$11.09

Class C:
Net assets	$1,254,461
Shares of beneficial interest outstanding, unlimited authorization, no par	118,186
Net asset value per share	$10.61

Institutional Class:
Net assets	$176,619,557
Shares of beneficial interest outstanding, unlimited authorization, no par	16,673,479
Net asset value per share	$10.59
*Investments, at cost	$268,838,055
See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Nomura Tax-Free California Fund	Year ended August 31, 2026
Investment Income:
Interest	$13,608,899

Expenses:
Management fees	1,544,216
Distribution expenses — Class A	218,036
Distribution expenses — Class C	15,558
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	170,203
Accounting and administration expenses	101,023
Registration fees	70,288
Audit and tax fees	54,841
Reports and statements to shareholders expenses	20,217
Legal fees	19,546
Trustees’ fees	14,794
Custodian fees	3,030
Other	80,630
2,312,382
Less expenses waived	(482,068)
Less expenses paid indirectly	(3,028)
Total operating expenses	1,827,286
Net Investment Income (Loss)	11,781,613

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(2,549,565)
Net change in unrealized appreciation (depreciation) on investments	6,007,824
Net Realized and Unrealized Gain (Loss)	3,458,259
Net Increase (Decrease) in Net Assets Resulting from Operations	$15,239,872
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Nomura Tax-Free California Fund
	Year ended
	8/31/26	8/31/25
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$11,781,613	$11,812,521
Net realized gain (loss)	(2,549,565)	(7,639,951) [1]
Net increase from payment by affiliates	—	31,481[2]
Net change in unrealized appreciation (depreciation)	6,007,824	(17,266,451)
Net increase (decrease) in net assets resulting from operations	15,239,872	(13,062,400)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(3,475,319)	(3,411,624)
Class C	(50,238)	(65,453)
Institutional Class	(8,130,311)	(8,052,899)
	(11,655,868)	(11,529,976)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	22,329,238	21,430,630
Class C	308,147	302,342
Institutional Class	70,029,822	82,812,734

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	3,214,589	3,155,444
Class C	46,761	60,383
Institutional Class	7,188,487	7,113,082
	103,117,044	114,874,615

Statements of changes in net assets
Nomura Tax-Free California Fund
	Year ended
	8/31/26	8/31/25
Capital Share Transactions (See Note 6) (continued):
Cost of shares redeemed:
Class A	$(28,676,504)	$(19,547,982)
Class C	(992,223)	(909,032)
Institutional Class	(93,082,501)	(79,367,393)
	(122,751,228)	(99,824,407)
Increase (decrease) in net assets derived from capital share transactions	(19,634,184)	15,050,208
Net Decrease in Net Assets	(16,050,180)	(9,542,168)

Net Assets:
Beginning of year	277,666,661	287,208,829
End of year	$261,616,481	$277,666,661
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

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Financial highlights
Nomura Tax-Free California Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023 and 2022.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Includes distressed investment expenses of 0.02% for the year ended August 31, 2026. The distressed investment expenses relate to a bankruptcy workout for certain Puerto Rican bonds held by the Fund.
[5]	Includes litigation expenses of 0.01% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
$10.46	$11.33	$10.68	$10.97	$12.64

0.43	0.41	0.41	0.39	0.35
0.13	(0.88)	0.64	(0.30)	(1.65)
—	—[2]	—	—	—
0.56	(0.47)	1.05	0.09	(1.30)

(0.43)	(0.40)	(0.40)	(0.38)	(0.35)
—	—	—	—	(0.02)
(0.43)	(0.40)	(0.40)	(0.38)	(0.37)
$10.59	$10.46	$11.33	$10.68	$10.97
5.35%	(4.23%)[2]	9.98%	0.87%	(10.48%)

$83,742	$85,730	$88,231	$69,093	$71,308
0.82%[4]	0.81%[5]	0.80%	0.81%	0.82%
0.99%[4]	0.99%[5]	1.00%	1.00%	0.99%
4.03%	3.76%	3.70%	3.62%	2.94%
3.86%	3.58%	3.50%	3.43%	2.77%
27%	46%	25%	22%	31%

Financial highlights
Nomura Tax-Free California Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023 and 2022.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Includes distressed investment expenses of 0.02% for the year ended August 31, 2026. The distressed investment expenses relate to a bankruptcy workout for certain Puerto Rican bonds held by the Fund.
[5]	Includes litigation expenses of 0.01% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
$10.48	$11.35	$10.71	$11.00	$12.66

0.35	0.33	0.32	0.31	0.26
0.13	(0.88)	0.63	(0.30)	(1.64)
—	—[2]	—	—	—
0.48	(0.55)	0.95	0.01	(1.38)

(0.35)	(0.32)	(0.31)	(0.30)	(0.26)
—	—	—	—	(0.02)
(0.35)	(0.32)	(0.31)	(0.30)	(0.28)
$10.61	$10.48	$11.35	$10.71	$11.00
4.56%	(4.93%)[2]	9.05%	0.12%	(11.05%)

$1,254	$1,848	$2,573	$2,001	$2,479
1.57%[4]	1.56%[5]	1.55%	1.56%	1.57%
1.74%[4]	1.74%[5]	1.75%	1.75%	1.74%
3.27%	2.99%	2.95%	2.87%	2.19%
3.10%	2.81%	2.75%	2.68%	2.02%
27%	46%	25%	22%	31%

Financial highlights
Nomura Tax-Free California Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding for the years ended August 31, 2024, 2023 and 2022.
[2]	Payment by affiliates is less than $0.005 per share and 0.005% on total return. See Note 2 in “Notes to financial statements.”
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Includes distressed investment expenses of 0.02% for the year ended August 31, 2026. The distressed investment expenses relate to a bankruptcy workout for certain Puerto Rican bonds held by the Fund.
[5]	Includes litigation expenses of 0.01% for the year ended August 31, 2025.
See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/26	8/31/25	8/31/24	8/31/23	8/31/22
$10.46	$11.33	$10.69	$10.97	$12.64

0.46	0.44	0.43	0.42	0.38
0.13	(0.88)	0.63	(0.29)	(1.65)
—	—[2]	—	—	—
0.59	(0.44)	1.06	0.13	(1.27)

(0.46)	(0.43)	(0.42)	(0.41)	(0.38)
—	—	—	—	(0.02)
(0.46)	(0.43)	(0.42)	(0.41)	(0.40)
$10.59	$10.46	$11.33	$10.69	$10.97
5.61%	(3.99%)[2]	10.15%	1.22%	(10.26%)

$176,620	$190,089	$196,405	$132,338	$79,900
0.57%[4]	0.56%[5]	0.55%	0.56%	0.57%
0.74%[4]	0.74%[5]	0.75%	0.75%	0.74%
4.28%	4.01%	3.95%	3.87%	3.19%
4.11%	3.83%	3.75%	3.68%	3.02%
27%	46%	25%	22%	31%

Notes to financial statements
Nomura Tax-Free California Fund	August 31, 2026
Voyageur Mutual Funds (Trust) is organized as a Delaware statutory trust and offers five series: Nomura Minnesota High-Yield Municipal Bond Fund (formerly, Macquarie Minnesota High-Yield Municipal Bond Fund through November 30, 2025), Nomura National High-Yield Municipal Bond Fund (formerly, Macquarie National High-Yield Municipal Bond Fund through November 30, 2025), Nomura Tax-Free California Fund (formerly, Macquarie Tax-Free California Fund through November 30, 2025), Nomura Tax-Free Idaho Fund (formerly, Macquarie Tax-Free Idaho Fund through November 30, 2025), and Nomura Tax-Free New York Fund (formerly, Macquarie Tax-Free New York Fund through November 30, 2025). These financial statements and the related notes pertain to Nomura Tax-Free California Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation —  Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as the Fund’s valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a pricing committee (Pricing Committee) to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes —  No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the year ended August 31, 2026, and for all open tax years (years ended August 31, 2023–August 31, 2025), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the year ended August 31, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and

Notes to financial statements
Nomura Tax-Free California Fund
1. Significant Accounting Policies (continued)
expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Nomura Funds (formerly, Macquarie Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The Fund may from time to time pay out less than all of its net investment income or pay out undistributed income from prior months (with any potential remaining deficiencies characterized as a return of capital at year end). Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting — In November 2023, FASB issued Accounting Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for the reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund’s Chief Executive Officer and Chief Financial Officer act as the Fund’s chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund’s financial statements.
Recent Accounting Standard — The Fund adopted FASB ASU 2023-09, Income Taxes (Topic 740) — Improvements to Income Taxes Disclosures as of August 31, 2026. ASU 2023-09 requires public business entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. During the year ended August 31, 2026, the Fund did not pay a material amount of foreign or US federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
In September 2026, the FASB issued ASU 2026-03, Fair Value Measurement (Topic 820): Investment Companies with Equity Securities Subject to Contractual Sale Restrictions. ASU 2026-03 requires investment companies to incorporate contractual sale restrictions into the fair value measurement of affected equity securities and disclose the amount of any related valuation discount. ASU 2026-03 is effective for the fiscal years beginning after December 15, 2027, and interim periods beginning with the first quarter ended March 31, 2029. Management is currently evaluating the impact of adopting this guidance on its financial statements.
The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended August 31, 2026, the Fund earned $2,905 under this arrangement.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended August 31, 2026, the Fund earned $123 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Nomura Investment Management Business Trust (NIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion. Prior to December 1, 2025 (Closing Date), NIMBT was named Macquarie Investment Management Business Trust.
As of the Closing Date, Nomura Holding America Inc. completed the acquisition of Macquarie Asset Management's US and European public investments business. The closing of this transaction resulted in the automatic termination of the Fund's investment advisory agreement with DMC and any sub-advisory agreement, as applicable. At a special shareholder meeting held on October 23, 2025, Fund shareholders approved a new investment advisory agreement for the Fund. On the Closing Date, the new investment advisory agreement, any applicable sub-advisory agreement, and the Fund's name change to Nomura Tax-Free California Fund went effective.

Notes to financial statements
Nomura Tax-Free California Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.55% of the Fund’s average daily net assets from September 1, 2025 through December 29, 2026. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.
After consideration of class specific expenses, including 12b-1 fees (but excluding acquired fund fees and expenses), the class level operating expense limitation as a percentage of average daily net assets from September 1, 2025 through December 29, 2026, unless terminated by agreement of DMC and the Fund, is as follows:
Operating expense limitation as a percentage of average daily net assets
Class A	Class C	Institutional Class
0.80%	1.55%	0.55%
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Nomura Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Nomura Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the year ended August 31, 2026, the Fund paid $16,740 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Nomura Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Nomura Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the year ended August 31, 2026, the Fund paid $19,337 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% and 1.00% of the average daily net assets of the Class A and Class C shares, respectively. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the year ended August 31, 2026, the Fund paid $5,308 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
For the year ended August 31, 2026, DDLP earned $1,810 for commissions on sales of the Fund's Class A shares. For the year ended August 31, 2026, DDLP received gross CDSC commissions of $1,264 on redemptions of the Fund’s Class A shares, and this commission was entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.
During the year ended August 31, 2025, DMC reimbursed the Fund $31,481 in connection with trade errors. These amounts are included in “Net increase from payment by affiliates” in the “Statements of changes in net assets.” Payment by affiliates had no impact on total return.
3. Investments
For the year ended August 31, 2026, the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Purchases	$74,478,478
Sales	92,420,401
The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At

Notes to financial statements
Nomura Tax-Free California Fund
3. Investments (continued)
August 31, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:
Cost of investments	$269,940,712
Aggregate unrealized appreciation of investments	$5,414,472
Aggregate unrealized depreciation of investments	(13,889,862)
Net unrealized depreciation of investments	$(8,475,390)
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each of the Fund’s investments are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of August 31, 2026:
	Level 2	Level 3	Total
Securities
Assets:
Municipal Bonds	$259,023,274	$—	$259,023,274
Warrants	—	42,048	42,048
Short-Term Investments	2,400,000	—	2,400,000
Total Value of Securities	$261,423,274	$42,048	$261,465,322
During the year ended August 31, 2026, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning or end of the year. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended August 31, 2026 and 2025 were as follows:
	Year ended
	8/31/26	8/31/25
Tax-exempt income	$11,577,486	$11,486,121
Ordinary income	78,382	43,855
Total	$11,655,868	$11,529,976

Notes to financial statements
Nomura Tax-Free California Fund
5. Components of Net Assets on a Tax Basis
As of August 31, 2026, the components of net assets on a tax basis were as follows:
Paid-in capital	$284,357,949
Undistributed tax-exempt income	166,567
Distributions payable	(95,704)
Capital loss carryforwards	(14,336,655)*
Deferred directors fees	(286)
Unrealized appreciation (depreciation) of investments	(8,475,390)
Net assets	$261,616,481
*	A portion of the Fund’s capital loss carryforward is subject to limitations under the Internal Revenue Code and related regulations.
The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of market discount and premium on debt instruments and tax deferral of losses due to wash sales.
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. For the year ended August 31, 2026, the Fund had no reclassifications.
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At August 31, 2026, capital loss carryforwards available to offset future realized capital gains are as follows:
Loss carryforward character
Short-term	Long-term	Total
$ 4,695,555	$9,641,100	$ 14,336,655
6. Capital Shares
Transactions in capital shares were as follows:
	Year ended
	8/31/26	8/31/25
Shares sold:
Class A	2,056,379	1,918,447
Class C	28,497	27,265
Institutional Class	6,445,833	7,534,778

Shares issued upon reinvestment of dividends and distributions:
Class A	296,485	289,407
Class C	4,299	5,516
Institutional Class	662,833	651,571
	9,494,326	10,426,984

	Year ended
	8/31/26	8/31/25

Shares redeemed:
Class A	(2,641,414)	(1,800,222)
Class C	(90,894)	(83,096)
Institutional Class	(8,603,216)	(7,350,470)
	(11,335,524)	(9,233,788)
Net increase (decrease)	(1,841,198)	1,193,196
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table above and on the previous page and on the “Statements of changes in net assets.” For the years ended August 31, 2026 and 2025, the Fund had the following exchange transactions:
	Exchange Redemptions		Exchange Subscriptions
	Class C Shares	Institutional Class Shares	Class A Shares	Value
Year ended
8/31/26	18,402	—	18,464	$202,183
8/31/25	—	22,994	22,994	243,044
7. Line of Credit
The Fund, along with certain other funds in the Nomura Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 27, 2025. This Agreement was extended to October 26, 2026.
The Fund had no amounts outstanding as of August 31, 2026, or at any time during the year then ended.
8. Securities Lending
The Fund, along with other funds in the Nomura Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With

Notes to financial statements
Nomura Tax-Free California Fund
8. Securities Lending (continued)
respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.
The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired.

Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
During the year ended August 31, 2026, the Fund had no securities out on loan.
9. Geographic, Credit and Market Risks
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
The Fund concentrates its investments in securities issued by municipalities, mainly in California. The Fund invests primarily in a specific state and may be subject to geographic concentration risk. In addition, the Fund has the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes. The value of the Fund’s investments may be adversely affected by new legislation within the US states or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund.
The Fund invests a portion of its assets in high yield municipal fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P) and Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
From time to time, the Fund may invest in industrial development bonds or pollution control revenue bonds that are issued by a conduit authority on behalf of a corporation that is either foreign owned or has international affiliates or operations. While the bonds may be issued to

Notes to financial statements
Nomura Tax-Free California Fund
9. Geographic, Credit and Market Risks (continued)
finance a facility located in the US, the bonds may be secured by a payment obligation or guaranty of the corporation. To the extent the Fund invests in such securities, that Fund may be exposed to risks associated with international investments. The risk of international investments not ordinarily associated with US investments includes fluctuation in currency values, differences in accounting principles, and/or economic or political instability in other nations.
The Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.
Bonds are considered “pre-refunded” when the refunding issuer’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
11. Subsequent Events
On August 12, 2026, the Board approved the conversion of the Fund into Nomura Tax-Free California ETF, which will be a newly created series of Nomura ETF II, through a shell fund reorganization. It is currently expected that the reorganization will be completed on or about February 19, 2027.
On October 26, 2026, the Fund, along with the other Participants, entered into an amendment to the Agreement for a $335,000,000 revolving line of credit to be used as described in Note 7. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 25, 2027.
Management has determined that no other material events or transactions occurred subsequent to August 31, 2026, that would require recognition or disclosure in the Fund's financial statements.

Report of independent registered public accounting firm
To the Shareholders of Nomura Tax-Free California Fund and Board of Trustees of Voyageur Mutual Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Nomura Tax-Free California Fund (formerly Macquarie Tax-Free California Fund) (the “Fund”), a series of Voyageur Mutual Funds, as of August 31, 2026, the related statement of operations, statement of changes in net assets,  and the financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations, changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial statements and financial highlights for the years ended August 31, 2025, and prior, were audited by other auditors whose report dated October 24, 2025, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, portfolio company, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Delaware Management Company since 2025.
COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
October 30, 2026

Other Fund information (Unaudited)
Nomura Tax-Free California Fund
Tax Information
The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the fiscal year ended August 31, 2026, the Fund reports distributions paid during the year as follows:
(A) Ordinary Income Distributions (Tax Basis)	0.67%
(B) Tax-Exempt Income Distributions (Tax Basis)	99.33%
Total Distributions (Tax Basis)	100.00%

(A) and (B) are based on a percentage of the Fund’s total distributions.
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Change in Independent Registered Public Accounting Firm
At a meeting held on May 20, 2026, the Board of Trustees (Board), upon recommendation of the Audit Committee, dismissed PricewaterhouseCoopers LLP (PwC) and approved the appointment of Cohen & Company, Ltd. (Cohen & Co) to serve as the independent registered public accounting firm for Nomura Tax-Free California Fund (formerly, Macquarie Tax-Free California Fund) (the "Fund") for the fiscal year ending August 31, 2026.
PwC’s reports on the financial statements for the fiscal years ended August 31, 2024 and August 31, 2025 did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.
In addition, during the fiscal years ended August 31, 2024 and August 31, 2025 and during the subsequent interim period through May 20, 2026, (i) there were no disagreements between the Fund and PwC on accounting principles, financial statement disclosures or audit scope, which, if not resolved to the satisfaction of PwC, would have caused them to make reference to the disagreement in their reports; and (ii) there were no reportable events described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. During the fiscal years ended August 31, 2024 and August 31, 2025 and during the subsequent interim period through May 20, 2026, neither the Board nor anyone on its behalf has consulted with Cohen & Co at any time prior to their selection with respect to (i) the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion

Other Fund information (Unaudited)
Nomura Tax-Free California Fund
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
that might be rendered on the Fund’s financial statements; or (ii) the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).
The Fund has provided PwC with a copy of this Form N-CSR and requested that PwC furnish the Fund with a letter stating whether or not it agrees with the statements made herein. A copy of PwC’s letter, dated November 4, 2026, is attached as Exhibit 99 to this N-CSR.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not applicable.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Nomura Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Nomura Funds
Attention: 534437
1350 Penn Avenue, Suite 102
Pittsburgh, PA 15222
Nomura Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Nomura Asset Management, unless otherwise stated, refers to the Nomura Asset Management International business. Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes Nomura Investment Management Business Trust (NIMBT), a Securities and Exchange Commission (SEC) registered investment adviser. Investment advisory services are provided to the Nomura Funds by Delaware Management Company, a series of NIMBT. The Nomura Funds mutual funds are distributed by Delaware Distributors, L.P., a registered broker/dealer and member of the Financial Industry Regulatory Authority (FINRA) and an affiliate of NIMBT. The Nomura Funds exchange-traded funds are distributed by Foreside Financial Services, LLC. Foreside Financial Services, LLC is not affiliated with any Nomura entity, including Delaware Management Company and Delaware Distributors, L.P.
(5957807)
AR-DCTIX-1026
This page is not part of the financial statements and other information.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Change in Independent Registered Public Accounting Firm

At a meeting held on May 20, 2026, the Board of Trustees (Board), upon recommendation of the Audit Committee, dismissed PricewaterhouseCoopers LLP (PwC) and approved the appointment of Cohen & Company, Ltd. (Cohen & Co) to serve as the independent registered public accounting firm for Nomura

Tax-Free California Fund (formerly, Macquarie Tax-Free California Fund) (the “Fund”) for the fiscal year ending August 31, 2026.

PwC’s reports on the financial statements for the fiscal years ended August 31, 2024 and August 31, 2025 did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

In addition, during the fiscal years ended August 31, 2024 and August 31, 2025 and during the subsequent interim period through May 20, 2026, (i) there were no disagreements between the Fund and PwC on accounting principles, financial statement disclosures or audit scope, which, if not resolved to the satisfaction of PwC, would have caused them to make reference to the disagreement in their reports; and (ii) there were no reportable events described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. During the fiscal years ended August 31, 2024 and August 31, 2025 and during the subsequent interim period through May 20, 2026, neither the Board nor anyone on its behalf has consulted with Cohen & Co at any time prior to their selection with respect to (i) the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

The Fund has provided PwC with a copy of this Form N-CSR and requested that PwC furnish the Fund with a letter stating whether or not it agrees with the statements made herein. A copy of PwC’s letter, dated November 4, 2026, is attached as Exhibit 99 to this N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was a change in the Registrant’s independent public accountant during the period covered by the report. Attached hereto as Exhibit 99.IND.PUB.ACCT.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Voyageur Mutual Funds

/s/ SHAWN K. LYTLE

By:	Shawn K. Lytle
Title:	President and Principal Executive Officer
Date:	November 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE

By:	Shawn K. Lytle
Title:	President and Principal Executive Officer
Date:	November 4, 2026

/s/ RICHARD SALUS

By:	Richard Salus
Title:	Principal Financial Officer
Date:	November 4, 2026